Related Party Transactions (Tables)	6 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
Schedule of related parties' transactions
Name	Relationship
Mr. Hongyu Zhang	Shareholder
HangZhou TianQi Network Technology Co. Ltd.	Common control by legal representative and shareholder of Taikexi, Mr. Mangyue Sun
Hangzhou Qianlu Information Technology Co. Ltd.	Common control by Mr. Hongyu Zhang
Hangzhou Yuao Investment Management Partnership (“Yuao”)	Common control by legal representative of Guanpeng
Mr. Limin Liu	Chief Executive Officer
GuoRonghong	Common control by Mr. Hongyu Zhang
Mr. Wei Wang	Hangzhou Xuzhihang Supply Chain Management Co., Ltd.
Zhejiang Getai Curtain Wall Decoration Engineering Co., Ltd. (“Zhejiang Getai”)	Common control by Mr. Wei Wang

Schedule of short-term investment - related party
	September 30, 2021	March 31, 2021
Yuao	$2,150,480	$2,120,972
GuoRonghong	$4,367,633	1,845,504
Wei Wang	$92,927	-
Total	6,611,040	3,966,476

Schedule of other related parties' payables
	September 30, 2021	March 31, 2021
HangZhou TianQi Network Technology Co. Ltd.	45,847	45,169
Hangzhou Qianlu Information Technology Co. Ltd.	27,067	25,247
Mr. Limin Liu	154,878	610,352
GuoRonghong	2,090	7,603
Mangyue Sun	23,232	-
Zhejiang Getai	294,268	-
Total	$547,382	$688,371